Current and long-term debt - 2022 AVIC lease financing (Details)	1 Months Ended		2 Months Ended
	Jun. 30, 2022 USD ($) vessel	May 31, 2022	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,588,290,000	$ 1,436,224,000
Deposit held by lessor				0	11,430,000
2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio			0.70
Consolidated tangible net worth			$ 650,000,000
Minimum ratio for fair value of vessels		110.00%
Deposit held by lessor				$ 1,200,000	$ 1,200,000
2022 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 118,400,000		118,400,000
Repayments			$ 90,200,000
2022 AVIC Lease Financing | Vessels | MR and LR2 | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%		3.50%
STI Gramercy and STI Queens | 2022 AVIC Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2		2
STI Selatar and STI Oxford | 2022 AVIC Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2		2
STI Gramercy, STI Queens, STI Selatar and STI Oxford | 2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			9 years
Periodic borrowing payment amount	$ 2,300,000
STI Gramercy, STI Queens, STI Selatar and STI Oxford | 2022 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Lease deposit, percent of borrowing amount	1.00%		1.00%
Lease deposit, aggregate amount	$ 1,200,000		$ 1,200,000